Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule Of Finite-Lived Intangible Assets Acquired As Part Of Business Combination) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Oct. 05, 2012
Sunoco Merger [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,361
Customer Relationships, Contracts And Agreements [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Intangible assets		1,070,000
Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets, useful life (years)	20 years 0 months 0 days
Patents [Member]
Business Acquisition [Line Items]
Intangible assets, useful life (years)	9 years 0 months 0 days
Patents [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Intangible assets		50,000
Intangible assets, useful life (years)	10 years
Minimum [Member] | Customer Relationships, Contracts And Agreements [Member]
Business Acquisition [Line Items]
Intangible assets, useful life (years)	3 years 0 months 0 days
Minimum [Member] | Customer Relationships, Contracts And Agreements [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Intangible assets, useful life (years)	5 years
Maximum [Member] | Customer Relationships, Contracts And Agreements [Member]
Business Acquisition [Line Items]
Intangible assets, useful life (years)	46 years 0 months 0 days
Maximum [Member] | Customer Relationships, Contracts And Agreements [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Intangible assets, useful life (years)	20 years
Trademarks [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Intangible assets		$ 300,000